Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current asset
Cash and cash equivalents	$ 67,022	$ 475,500
Prepaid expenses	66,301	157,500
Total current assets	133,323	633,000
Other assets		50,300
Investments held in the Trust Account	37,570,177	175,719,039
Total Assets	37,703,500	176,402,339
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	379,783	326,436
Notes payable - Sponsor at cost	318,582
Note payable - Sponsor at fair value (cost: $3,461,944 and $0 at December 31, 2022 and December 31, 2021, respectively)	1,037,272
Total current liabilities	2,026,749	326,436
Deferred tax liability	46,496
Deferred underwriting compensation	5,192,916	5,192,916
Warrant liability - Private Placement Warrants	11,675	182,128
Warrant liability - Public Warrants	311,575	4,317,044
Total liabilities	7,589,412	10,018,524
Commitments and Contingencies (Note 5)
Class A Common Stock subject to possible redemption; 3,539,809 and 17,309,719 shares at redemption value of $10.53 and $10.15 per share as of December 31, 2022 and 2021, respectively	37,247,257	175,693,636
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 583,743 issued and outstanding (excluding 3,539,809 and 17,309,719 shares subject to possible redemption, as of December 31, 2022 and 2021, respectively)	58	58
Class B common stock, par value $0.0001; 10,000,000 shares authorized; 4,500,528 issued and outstanding	450	450
Accumulated deficit	(7,133,678)	(9,310,329)
Total Stockholders' Deficit	(7,133,170)	(9,309,821)
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 37,703,500	$ 176,402,339